PROPERTY, EQUIPMENT AND SOFTWARE, NET - Schedule of Property, equipment and software, net, consist (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		¥ 224,017		¥ 68,184
Less: accumulated depreciation	[1]	(55,089)		(55,342)
Total property, equipment and software, net		168,928	$ 24,492	12,842
Leasehold Improvement [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		32,240		33,417
Electronic Equipment [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		16,471		21,193
Furniture [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		3,728		5,892
Software [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		7,092		6,747
Vehicles [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress		690		690
Construction in Progress [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	[2]	¥ 163,696		¥ 245

[1]	Depreciation expenses were RMB 21,054, RMB 15,985 and RMB 7,718 for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment charges were recorded for the years ended December 31, 2020, 2021 and 2022.
[2]	In June 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building. The Group paid 50% of the total amount with consideration of RMB 81,125 in 2021 and paid the remaining 50% in amount of RMB 80,732 in 2022. In June 2022, the new office building has been delivered by the third-party company to the Group and all prepayment except for the value added tax of the office building were turned into construction in progress upon delivery in 2022. As of December 31, 2021 and 2022, the balances of construction in progress were RMB 245 and RMB 163,696 which were primarily relating to the new office building under decoration.